Document and Entity Information	Sep. 02, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Sep. 02, 2026
Entity File Number	001-36294
Entity Registrant Name	uniQure N.V.
Entity Incorporation, State or Country Code	P7
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	Paasheuvelweg 25a
Entity Address, City or Town	Amsterdam
Entity Address, Postal Zip Code	1105 BP
City Area Code	+31
Local Phone Number	20-240-6000
Title of 12(b) Security	Ordinary Shares, par value €0.05 per share
Trading Symbol	QURE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001590560
Amendment Flag	false
Entity Address, Country	NL
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false